Touchstone Sands Capital Emerging Markets ex-China Growth ETF Investment Risks - Touchstone Sands Capital Emerging Markets ex-China Growth ETF	Dec. 31, 2025
Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments, or as a result of irregular and/or unexpected trading activity among retail investors. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.
Large-Cap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Large-Cap Risk: Large-cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
Mid-Cap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Mid-Cap Risk: Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.
Preferred Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Preferred Stock Risk: In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline.
Small-Cap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Small-Cap Risk: Stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources and may be dependent upon a small or inexperienced management group.
Equity-Related Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Equity-Related Securities Risk: The Fund may invest in equity-related securities, including low-exercise-price options (“LEPOs”), low-exercise-price-warrants (“LEPWs”), and participatory notes (“P-notes”) to gain exposure to issuers in certain emerging or frontier market countries. LEPOs, LEPWs, and P-notes are offshore derivative instruments issued to foreign institutional investors and their sub-accounts against underlying securities traded in emerging or frontier markets. These securities may be listed on an exchange or traded over-the-counter, and are similar to ADRs. As a result, the risks of investing in LEPOs, LEPWs, and P-notes are similar to depositary receipts risk and foreign securities risk in general. Specifically these securities entail both counterparty risk—the risk that the issuer of the LEPO, LEPW, or P-Note may not be able to fulfill its obligations or that the holder and counterparty or issuer may disagree as to the meaning or application of contractual terms—and liquidity risk—the risk that a liquid market may not exist for such securities.
Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers, while such events may not necessarily affect the U.S. economy or issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund’s investments. There are also risks associated with foreign accounting standards, government regulation, market information, and clearance and settlement procedures. To the extent that the securities held by the Fund trade on foreign exchanges or in foreign markets that may be closed when the U.S. market is open, there are likely to be deviations between the current price of the securities held by the Fund and their last quoted price or the securities’ quote from the closed foreign market. Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors. To the extent a Fund focuses its investments in a single country or only a few countries in a particular geographic region, economic, political, regulatory or other conditions affecting such country or region may have a greater impact on Fund performance relative to a more geographically diversified fund.
Depositary Receipts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Depositary Receipts Risk: Foreign receipts, which include American Depositary Receipts, Global Depositary Receipts, and European Depositary Receipts, are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. The risks of depositary receipts include many risks associated with investing directly in foreign securities.
Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Emerging Markets Risk: Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than that of issuers in other countries.
Frontier Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Frontier Markets Risk: Frontier markets have similar risks to emerging markets, except that these risks are often magnified in a frontier market due to its smaller and less developed economy. As a result, frontier markets may experience greater changes in market or economic conditions, financial stability, price volatility, currency fluctuations, and other risks inherent in foreign securities.
India Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●India Risk: Government actions, bureaucratic obstacles and inconsistent economic reform within the Indian government have had a significant effect on its economy and could adversely affect market conditions, economic growth and the profitability of companies in India. Global economic developments may inhibit the flow of foreign capital on which India is dependent to sustain its growth. Corporate governance standards of Indian companies may be weaker and less transparent, which may increase the risk of loss and unequal treatment of investors. Investments in Indian securities may be limited or prevented, at times, due to the limits on foreign ownership imposed by the Indian regulatory authorities. Investments in India are subject to risks presented by investments in an emerging market country, including liquidity risk. Religious, cultural and military disputes persist in India, and between India and Pakistan, and could hinder development of the Indian economy and impact the broader region. In addition, the Indian economy could be adversely impacted by natural disasters and acts of terrorism.
ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risk: As an ETF, the Fund is subject to the following risks: ●Authorized Participants Concentration Risk: The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”), which are responsible for the creation and redemption activity for the Fund. To the extent APs exit the business, become unable or are otherwise unwilling to engage in creation and redemption transactions with the Fund and no other AP steps in to create or redeem, Fund shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting from the Exchange. ●Premium/Discount Risk: As with all ETFs, Fund shares may only be bought and sold in the secondary market at market prices. There may be times when the trading prices of Fund shares in the secondary market are more than the NAV (a premium) or less than the NAV (a discount). As a result, shareholders of the Fund may pay more than NAV when purchasing shares and receive less than NAV when selling Fund shares. This risk is heightened in times of market volatility or periods of steep market declines. In such market conditions, market or stop loss orders to sell Fund shares may be executed at prices well below a Fund’s NAV.●Secondary Market Trading Risk: Investors buying or selling shares in the secondary market will normally pay brokerage commissions, which are often a fixed amount and may be a significant proportional cost for investors buying or selling relatively small amounts of Fund shares. Secondary market trading is subject to bid-ask spreads and trading in Fund shares may be halted by the Exchange because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund. In addition, although the Fund’s shares are listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained or that the Fund’s shares will continue to be listed. All or a portion of the securities owned by the Fund may trade in a market that is closed while the Exchange on which the Fund’s shares are listed is open. As a result, there may be changes between the last quote for a security from a closed foreign market and the value of such security during the Fund’s domestic trading day, which could lead to differences between the market price of the ETF shares and the underlying value of those shares.
Growth-Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Growth-Investing Risk: Growth-oriented funds may underperform when value investing is in favor, and growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential.
Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Management Risk: In managing the Fund’s portfolio, the Adviser engages one or more sub-advisers to make investment decisions for a portion of or the entire portfolio. There is a risk that the Adviser may be unable to identify and retain sub-advisers who achieve superior investment returns relative to other similar sub-advisers.
Economic and Market Events Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times, and for varying periods of time, result in unusually high market volatility, which could negatively impact the Fund’s performance and cause the Fund to experience illiquidity, shareholder redemptions, or other potentially adverse effects. Reduced liquidity in credit and fixed-income markets could negatively affect issuers worldwide. Financial institutions could suffer losses as interest rates rise or economic conditions deteriorate. In addition, the Fund’s service providers are susceptible to operational and information or cybersecurity risks that could result in losses to a Fund and its shareholders.
ESG Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	ESG Investing Risk: The Fund's sub-adviser may consider ESG factors that it deems relevant or additive, along with other material factors and analysis, when selecting investments for the Fund. The Fund’s ESG criteria may cause the Fund to forgo opportunities to buy certain securities, or forgo opportunities to gain exposure to certain industries, sectors, regions and countries. In addition, the Fund may be required to sell a security when it might otherwise be disadvantageous for it to do so.
Sector and Industry Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Sector and Industry Focus Risk: The Fund may invest a high percentage of its assets in specific sectors and/or industries of the market in order to achieve a potentially greater investment return. As a result, the Fund may be more susceptible to economic, political, and regulatory developments in a particular sector or industry of the market, positive or negative, than a fund that does not invest a high percentage of its assets in specific sectors or industries.
Cyber Security Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Cybersecurity Risk: Cybersecurity breaches are either intentional or unintentional events that allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause a Fund or Fund service provider to suffer data corruption or lose operational functionality. A cybersecurity breach could result in the loss or theft of customer data or funds, loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or costs associated with system repairs, any of which could have a substantial impact on the Fund. Such incidents could affect issuers in which a Fund invests, thereby causing the Fund’s investments to lose value. The Fund has established risk management systems reasonably designed to seek to reduce the risks associated with cyber-events. However, there is no guarantee that the Fund will be able to prevent or mitigate the impact of any or all cyber-events.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money on your investment in the Fund and the Fund could also return less than other investments.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	Investments in the Fund are not bank guaranteed, are not deposits, and are not insured by the Federal Deposit Insurance Corporation or any other federal government agency.
Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk: The Fund is non-diversified, which means that it may invest a greater percentage of its assets than a diversified fund in the securities of a limited number of issuers. The use of a non-diversified investment strategy may increase the volatility of the Fund’s investment performance, as the Fund may be more susceptible to risks associated with a single economic, political or regulatory event.